24. Provisions	12 Months Ended
Dec. 31, 2019
Provisions [abstract]
Provisions
24.Provisions

	Post-employment benefit	Aircraft and engine return (a)	Legal proceedings (b)	Total
Balances on December 31, 2018	-	652,134	247,460	899,594
Post-employment benefit at beginning of the year	46,496	-	-	46,496
Additional provisions recognized	45,952	357,206	195,465	598,623
Provisions used	-	(166,287)	(151,304)	(317,591)
Adjustment to present value	4,312	-	-	4,312
Foreign exchange rate variation, net	-	26,025	(403)	25,622
Balances on December 31, 2019	96,760	869,078	291,218	1,257,056

As of December 31, 2019
Current	-	203,816	-	203,816
Non-current	96,760	665,262	291,218	1,053,240
Total	96,760	869,078	291,218	1,257,056

As of December 31, 2018
Current	-	70,396	-	70,396
Non-current	-	581,738	247,460	829,198
Total	-	652,134	247,460	899,594

(a) The additional provisions recognized for the return of aircraft and engines also include the effects of adjustment to present value.

(b) The provisions consider write-offs due to the revaluation of the estimate and settled proceedings.

24.1. Provisions for post-employment benefits

The Company offers its employees a health care plan that, in compliance with the current legislation, generates an obligation for post-employment benefits.

The changes in actuarial assets and liabilities related to the post-employment benefit, prepared based on an actuarial report (see note 4.17), are presented below:

2019
Actuarial liabilities at beginning of the year	46.496
Current service cost recognized in income	4.910
Cost of interests recognized in income	4.311
Sponsor contributions	(2)
Effect of changing financial assumptions (discount rate reduction)	34.305
Effect of plan experience	6.740
Actuarial liabilities at the end of the year	96,760

Actuarial assumptions
Weighted average of assumptions to determine the defined benefit obligation
Nominal discount rate	7.23%
Long-term estimated inflation rate	3.50%
HCCTR - medical inflation rate	6.86%
Mortality table	AT-2000 with improvement of 10%
Weighted average of assumptions to determine the cost (revenue) of the defined benefit
Nominal discount rate	9.93%
Long-term estimated inflation rate	4.00%
HCCTR - medical inflation rate	7.38%
Mortality table	AT-2000 with improvement of 10%

24.2. Provision for aircraft and engine return

Such provisions consider the costs that meet the contractual conditions for the return of engines held under an operating lease, as well as for the costs to be incurred to reconfigure the aircraft, upon their return, according to the conditions established in the leases agreements. The consideration is capitalized in fixed assets, under the heading “Aircraft and Engines Overhauling”.

24.3. Provision for legal proceedings

The Company and its subsidiaries are involved in certain legal matters arising from the regular course of their business, which includes civil, administrative, tax, social security and labor lawsuits.

The Company classifies the risk of loss in legal proceedings as probable, possible, or remote. The provision recorded in relation to such lawsuits is set by the Company's Management, based on the analysis of its legal counsel, and reasonably reflects the estimated probable losses.

If the Company has lawsuits whose values are not known or reasonably estimated, but the likelihood of loss is probable, these will not be recorded, but their nature will be disclosed.

The Company’s Management believes that the provision for tax, civil and labor risks, created in accordance with CVM Resolution 594/09, is sufficient to cover possible losses from administrative and legal proceedings, as shown below:

	Probable loss		Possible loss
	2019	2018	2019	2018
Civil	78,119	64,005	62,473	61,942
Labor	210,699	181,556	237,253	183,506
Taxes	2,400	1,899	586,812	548,136
Total	291,218	247,460	886,538	793,584

Provisions are reviewed based on the evolution of lawsuits and the history of losses through the best current estimate for civil and labor claims.

The tax lawsuits presented below were assessed by Management and legal counsel as relevant and with possible risk on December 31, 2019:

•         The GLA discusses the non-application of the additional 1% rate of COFINS on imports of aircraft, parts, and pieces, in the amount of R$82,301 (R$65,679 as of December 31, 2018). The classification as a possible risk arises from the fact that there was no express revocation of the tax relief (zero rates) granted to regular air transportation companies.

•        Tax on Services of Any Nature (ISS), amounting to R$24,809 (R$22,927 as of December 31, 2018) arising from Tax Notices issued by the City of São Paulo against the Company, from January 2007 to December 2010, referring to a possible incidence of ISS on agreements signed with partners. The classification as possible risk arises from the fact that the matters under discussion are interpretative and involve discussions on factual and probative matters. In addition, there is no final positioning of the Superior Courts.

•         Customs fine totaling R$64,923 (R$49,078 on December 31, 2018) related to the Infraction Notices drawn up against the Company for an alleged non-compliance with customs rules related to temporary aircraft importation processes. The classification as possible risk arises from the fact that there is no final position of the Superior Courts on the matter.

•         Goodwill BSSF Air Holdings (“BSSF”), in the amount of R$110,741 (R$107,579 on December 31, 2018) arising from the  Infraction Notice filed due to the deductibility of goodwill allocated as future profitability. The classification of possible risk results from the fact that there is no final positioning from the Superior Courts.

•         Goodwill GLA (arising from the acquisition of the former VRG) totaling R$86,998 (R$83,704 on December 31, 2018) arising from the  Infraction Notice filed due to the deductibility of goodwill allocated as future profitability. The classification of possible risk results from the fact that there is no final positioning from the Superior Courts.

•         In May 2018, the subsidiary Smiles received an Infraction Notice for 2014 and 2015, drawn up due to: (i) the deductibility of the goodwill allocated as future profitability after the merger process of GA Smiles by Smiles S.A. on December 31, 2013, and (ii) the deductibility of the financial expenses of the debentures issued in June 2014. The total of R$123,495 on December 31, 2019 (R$118,119 on December 31, 2018) was assessed by the Management and legal counsel as a possible risk, that is, likely to be accepted by the tax authorities, since there are defense arguments in the context of administrative appeal.

There are other tax lawsuits assessed by Management and legal counsel as a possible risk, totaling R$93,545 (R$101,050 on December 31, 2018) which, added to the above lawsuits, total R$586,812 on December 31, 2019 (R$548,136 on December 31, 2018).